Income Taxes - Schedule of Deferred Taxes Assets and Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Jun. 12, 2025	Dec. 31, 2024
Schedule of Deferred Taxes Assets and Liabilities [Line Items]
Deferred income taxes assets	$ 511,482	$ 192	$ 651,178
Deferred income taxes liabilities	(1,073,116)		(1,095,291)
Deferred income taxes	$ (561,634)		$ (444,113)